SUPPLEMENT DATED JANUARY 27, 2017 TO

THE FOLLOWING PROSPECTUSES

NUVEEN UNIT INVESTMENT TRUST, SERIES 137

DATED JUNE 6, 2016

Nuveen NWQ Global Dividend Value Portfolio, 2Q 2016

File No. 333-210656

and

NUVEEN UNIT INVESTMENT TRUST, SERIES 150

DATED AUGUST 15, 2016

Nuveen Formula Global 50 S&P Portfolio, 3Q 2016

File No. 333-211563

and

NUVEEN UNIT INVESTMENT TRUST, SERIES 156

DATED SEPTEMBER 6, 2016

Nuveen NWQ Global Dividend Value Portfolio, 3Q 2016

File No. 333-212469

and

NUVEEN UNIT INVESTMENT TRUST, SERIES 168

DATED DECEMBER 5, 2016

Nuveen NWQ Global Dividend Value Portfolio, 4Q 2016

File No. 333-213957

and

NUVEEN UNIT INVESTMENT TRUST, SERIES 172

DATED DECEMBER 15, 2016

Nuveen Formula Global 50 S&P Portfolio, 4Q 2016

File No. 333-213958

Notwithstanding anything to the contrary in the Prospectuses, Daimler AG terminated its sponsored American Depositary Receipt (“ADR”) program effective January 5, 2017, consequently the Daimler AG ADR has been removed from the portfolios.

Please keep for future reference.